Business Acquisition and Goodwill (Details)	1 Months Ended				12 Months Ended
	Mar. 31, 2022 $ / shares	Mar. 31, 2022 $ / shares	Mar. 21, 2022 USD ($)	Mar. 21, 2022 AUD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 AUD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Business Acquisition and Goodwill [Line Items]
Total cash consideration			$ 5,900,000	$ 8,000,000
Total purchase consideration					$ 5,900,000	$ 8,000,000
Cash payment					3,100,000	4,200,000
Shareholders of Compass					2,800,000	$ 3,800,000
Exchange rate per share | (per share)	$ 0.7401	$ 1.00
Statements of operations							$ 111,175
Impairment loss on goodwill					2,299,628
Intangible assets					$ 3,708,247
Acquisition [Member]
Business Acquisition and Goodwill [Line Items]
Statements of operations							$ 2,634,580
Business Acquisition [Member]
Business Acquisition and Goodwill [Line Items]
Acquired equity interests			100.00%	100.00%